Net Operating Revenue (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Lease and rental revenue	R$ 464,184	R$ 374,801	R$ 253,049
Equipment And Framework [Member]
IfrsStatementLineItems [Line Items]
Lease and rental revenue	461,992	373,036	251,953
Facilities Sharing [Member]
IfrsStatementLineItems [Line Items]
Lease and rental revenue	R$ 2,192	R$ 1,765	R$ 1,096